Operating Leases (Details) - Schedule of operating lease cost and other supplemental information - CNY (¥)		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Schedule Of Operating Lease Cost And Other Supplemental Information Abstract
Operating lease cost	[1]	¥ 10,764,863	¥ 11,537,679
Weighted-average remaining lease term		1 year 1 month 24 days		1 year
Weighted-average discount rate		4.73%		4.73%
Cash paid for amounts included in the measurement of lease liabilities under operating cash flows		¥ 10,804,573		¥ 15,478,630
ROU assets obtained in exchange for new operating lease liabilities		¥ 15,545,649		¥ 16,196,806

[1]	Amounts include short-term leases that are immaterial.